RETIREMENT BENEFITS AND ASSETS HELD IN TRUST (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Defined Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Net Defined Benefit Cost Components
Net periodic benefit cost for the pension plans, by component, was as follows for the three months ended March 31, 2018 and 2017:

	Three months ended
	March 31,
(in millions)	2018	2017
Service cost	$2	$2
Interest cost	1	1
Expected return on plan assets	(1)	(1)
Net pension cost	$2	$2

Net periodic benefit cost for the pension plans during 2017, 2016 and 2015 was as follows by component:

(In millions)	2017	2016	2015
Service cost	$6	$6	$6
Interest cost	4	4	4
Expected return on plan assets	(4)	(4)	(3)
Amortization of unrecognized loss	1	4	4
Net pension cost	$7	$10	$11

Assumptions Used
Actuarial assumptions used to determine the benefit obligation for the pension plans at December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Weighted average discount rate (a)	3.57%	4.00%	4.26%
Annual rate of salary increases	4.00%	4.00%	4.00%
____________________________

(a)	The 2015 discount rate assumption has been presented to conform to weighted average presentation.
Actuarial assumptions used to determine the benefit cost for the pension plans for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Weighted average discount rate — service cost (a)	4.20%	4.46%	3.95%
Weighted average discount rate — interest cost (a)	3.45%	3.62%	3.95%
Annual rate of salary increases	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	6.20%	6.40%	6.70%

____________________________

(a)	The 2015 discount rate assumptions have been presented to conform to weighted average presentation.

Defined Benefit Plans Disclosures
The following table reconciles the obligations, assets and funded status of the pension plans as well as the presentation of the funded status of the pension plans in the consolidated statements of financial position as of December 31, 2017 and 2016:

(In millions)	2017	2016
Change in Benefit Obligation:
Beginning projected benefit obligation	$(116)	$(97)
Service cost	(6)	(6)
Interest cost	(4)	(4)
Actuarial net loss	(7)	(11)
Benefits paid	6	2
Ending projected benefit obligation	(127)	(116)
Change in Plan Assets:
Beginning plan assets at fair value	64	58
Actual return on plan assets	9	5
Employer contributions	4	3
Benefits paid	(2)	(2)
Ending plan assets at fair value	75	64
Funded status, underfunded	$(52)	$(52)
Accumulated benefit obligation:
Retirement plan	$(67)	$(56)
Supplemental benefit plans	(56)	(55)
Total accumulated benefit obligation	$(123)	$(111)
Amounts recorded as:
Funded Status:
Accrued pension liabilities	$(54)	$(52)
Other non-current assets	6	4
Other current liabilities	(4)	(4)
Total	$(52)	$(52)
Unrecognized Amounts in Non-current Regulatory Assets:
Net actuarial loss	$26	$25
Total	$26	$25

Projected Benefit Payments
At December 31, 2017, the projected benefit payments for the pension plans calculated using the same assumptions as those used to calculate the benefit obligation described above are as follows:

(In millions)
2018	$6
2019	6
2020	7
2021	7
2022	7
2023 through 2027	47

Schedule of Allocation of Plan Assets
The plan assets of the retirement plan consisted of the following assets by category:

Asset Category	2017	2016
Fixed income securities	50.2%	50.3%
Equity securities	49.8%	49.7%
Total	100.0%	100.0%
The fair value measurement of the retirement plan assets as of December 31, 2017, was as follows:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant	Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets	Inputs	Inputs
(In millions)	(Level 1)	(Level 2)	(Level 3)
Financial assets measured on a recurring basis:
Mutual funds — U.S. equity securities	$30	$—	$—
Mutual funds — international equity securities	7	—	—
Mutual funds — fixed income securities	38	—	—
Total	$75	$—	$—
The fair value measurement of the retirement plan assets as of December 31, 2016, was as follows:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant	Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets	Inputs	Inputs
(In millions)	(Level 1)	(Level 2)	(Level 3)
Financial assets measured on a recurring basis:
Mutual funds — U.S. equity securities	$25	$—	$—
Mutual funds — international equity securities	7	—	—
Mutual funds — fixed income securities	32	—	—
Total	$64	$—	$—

Other Postretirement Benefits Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Net Defined Benefit Cost Components
Net postretirement benefit plan cost, by component, was as follows for the three months ended March 31, 2018 and 2017:

	Three months ended
	March 31,
(in millions)	2018	2017
Service cost	$2	$2
Interest cost	1	1
Expected return on plan assets	(1)	(1)
Net postretirement cost	$2	$2

Net postretirement benefit plan cost for the postretirement benefit plan for 2017, 2016 and 2015 was as follows by component:

(In millions)	2017	2016	2015
Service cost	$8	$7	$8
Interest cost	3	3	3
Expected return on plan assets	(2)	(2)	(2)
Amortization of unrecognized loss	—	—	1
Net postretirement cost	$9	$8	$10

Assumptions Used
Actuarial assumptions used to determine the benefit obligation for the postretirement benefit plan at December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Discount rate	3.75%	4.28%	4.62%
Annual rate of salary increases	4.00%	4.00%	4.00%
Health care cost trend rate	6.75%	7.00%	7.15%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2025	2022	2022
Annual rate of increase in dental benefit costs	4.50%	5.00%	5.00%
Actuarial assumptions used to determine the benefit cost for the postretirement benefit plan for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Discount rate — service cost	4.35%	4.72%	4.20%
Discount rate — interest cost	3.98%	4.21%	4.20%
Annual rate of salary increases	4.00%	4.00%	4.00%
Health care cost trend rate	7.00%	7.15%	7.25%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2022	2022	2022
Expected long-term rate of return on plan assets	4.70%	4.80%	5.20%

Defined Benefit Plans Disclosures
The following table reconciles the obligations, assets and funded status of the plan as well as the amounts recognized as accrued postretirement liability in the consolidated statements of financial position as of December 31, 2017 and 2016:

(In millions)	2017	2016
Change in Benefit Obligation:
Beginning accumulated postretirement obligation	$(68)	$(58)
Service cost	(8)	(7)
Interest cost	(3)	(3)
Actuarial net loss	(8)	(1)
Benefits paid	1	1
Ending accumulated postretirement obligation	(86)	(68)
Change in Plan Assets:
Beginning plan assets at fair value	52	42
Actual return on plan assets	7	4
Employer contributions	8	7
Benefits paid	(1)	(1)
Ending plan assets at fair value	66	52
Funded status, underfunded	$(20)	$(16)
Amounts recorded as:
Funded Status:
Accrued postretirement liabilities	$(20)	$(16)
Total	$(20)	$(16)
Unrecognized Amounts in Non-current Regulatory Assets:
Net actuarial loss	$4	$—
Total	$4	$—

Projected Benefit Payments
At December 31, 2017, the projected benefit payments for the postretirement benefit plan calculated using the same assumptions as those used to calculate the benefit obligations described above are as follows:

(In millions)
2018	$1
2019	1
2020	2
2021	2
2022	2
2023 through 2027	16

Schedule of Allocation of Plan Assets
The fair value measurement of the postretirement benefit plan assets as of December 31, 2017, was as follows:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant	Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets	Inputs	Inputs
(In millions)	(Level 1)	(Level 2)	(Level 3)
Financial assets measured on a recurring basis:
Mutual funds — U.S. equity securities	$31	$—	$—
Mutual funds — international equity securities	2	—	—
Mutual funds — fixed income securities	33	—	—
Total	$66	$—	$—
The fair value measurement of the postretirement benefit plan assets as of December 31, 2016, was as follows:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant	Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets	Inputs	Inputs
(In millions)	(Level 1)	(Level 2)	(Level 3)
Financial assets measured on a recurring basis:
Mutual funds — U.S. equity securities	$25	$—	$—
Mutual funds — international equity securities	1	—	—
Mutual funds — fixed income securities	26	—	—
Total	$52	$—	$—
The plan assets of the postretirement benefit plan consisted of the following assets by category:

Asset Category	2017	2016
Fixed income securities	50.1%	50.3%
Equity securities	49.9%	49.7%
Total	100.0%	100.0%

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage-point increase or decrease in assumed health care cost trend rates would have the following effects on service and interest cost for 2017 and the postretirement benefit obligation at December 31, 2017:

	One-Percentage-	One-Percentage-
(In millions)	Point Increase	Point Decrease
Effect on total of service and interest cost	$3	$(2)
Effect on postretirement benefit obligation	21	(15)